EQUITY SECURITIES - Schedule of components of the change in net gains (losses) on equity securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Unrealized gains (losses) on equity securities	$ 17	$ (42)	$ 0
Net gains (losses) on equity securities sold	(28)	0	0
Net gains (losses) on equity securities	$ (11)	$ (42)	$ 0